S000091480 [Member] Fees and Expenses - RJ Eagle GCM Dividend Select Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]	The table that follows describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Dividend Select Income ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses (“AFFEs”) are fees and expenses incurred indirectly by the fund as a result of investments in other investment companies. AFFEs are not borne directly by the Fund. As a result, they are not reflected in the expense information in the Fund’s financial statements, and the Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the fund’s Financial Highlights table, which reflects the ongoing expenses of the fund and does not include AFFEs.
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each years as a percentage of the value of your investment):
Expense Example [Heading]	Expense example
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement through May 1, 2027. Your costs would be the same whether you sold your shares or continued to hold them at the end of the period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period from the fund’s commencement of operations on October 1, 2025, through the fiscal year ended December 31, 2025, the fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	1.00%